UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21247
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DEFENDERS MULTI-STRATEGY HEDGE FUND, LLC
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(Exact name of registrant as specified in charter)

c/o Ivy Asset Management LLC
One Jericho Plaza
Jericho, NY 11753
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(Address of principal executive offices) (Zip code)

Peter M. Sullivan, Esq.
The Bank of New York Mellon Corporation
One Boston Place, 024-0081
Boston, Massachusetts 02108
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(Name and address of agent for service)

Registrant’s telephone number, including area code: (516) 228-6500
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Date of fiscal year end: March 31
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Date of reporting period: July 1, 2009 - June 30, 2010
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ITEM 1. PROXY VOTING RECORD:

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the registrant was entitled to vote. The Fund did receive the following issuer proposals, amendments, consents and/or resolutions.

					Matter	Whether	How	Whether
Issuer	Exchange	CUSIP	Date	Matter	Proposed	Registrant	Registrant	Registrant
Name	Ticker	Number	of	Identification	By Issuer/	Cast	Cast	Cast Vote
	Symbol		Consent		Security	Vote	Vote	For/Against
					Holder	(Yes/No)		Management

Cerberus Partners LP	N/A	N/A	N/A	Modification of the issuer’s structure.	Issuer	No	Abstain	N/A

Perry Partners LP	N/A	N/A	N/A	Modification of the issuer’s liquidity	Issuer	No	Abstain	N/A
terms.

Suttonbrook Capital Partners LP	N/A	N/A	12/14/09	Modification of the issuer’s structure,	Issuer	Yes	Consent	For
disclosure and liquidity terms.

Scoggin Capital Management LP II	N/A	N/A	N/A	Modification of the issuer’s liquidity	Issuer	No	Abstain	N/A
terms.

JANA Partners Qualified LP	N/A	N/A	N/A	Modification of the issuer’s liquidity	Issuer	No	Abstain	N/A
terms.

Elliott Associates LP	N/A	N/A	N/A	Creation of a new share class with	Issuer	No	Abstain	N/A
different liquidity terms.

Davidson Kempner International Ltd.	N/A	N/A	4/9/10	Modification of the issuer’s liquidity	Issuer	Yes	Consent	For
terms.

King Street Capital LTD	N/A	N/A	N/A	Modification of the issuer’s liquidity	Issuer	No	Abstain	N/A
terms.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DEFENDERS MULTI-STRATEGY HEDGE FUND, LLC

By:	/s/ DAVID K. MOSSMAN
David K. Mossman, President

Date:	August 23, 2010